Inst Adv Inst | Spartan Mid Cap Index Fund
Fund Summary Fund/Class: Spartan®MidCap Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan Mid Cap Index Fund	Institutional Class	Fidelity Advantage Institutional Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan Mid Cap Index Fund		Institutional Class	Fidelity Advantage Institutional Class
Management fee		0.12%	0.12%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.02%	none
Acquired fund fees and expenses		0.02%	0.02%
Total annual operating expenses	[1]	0.16%	0.14%
Fee waiver and/or expense reimbursement	[2]	0.08%	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	0.08%	0.06%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06% and 0.04%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example Inst Adv Inst Spartan Mid Cap Index Fund (USD $)	Institutional Class	Fidelity Advantage Institutional Class
1 year	8	6
3 years	42	36
5 years	81	69
10 years	195	170

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Russell Midcap® Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

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Year-by-Year Returns Calendar Year

During the period shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	12.99%	March 31, 2012
Lowest Quarter Return	-4.50%	June 30, 2012
Year-to-Date Return	12.96%	March 31, 2013

Average Annual Returns For the periods ended December 31, 2012
Average Annual Total Returns Inst Adv Inst Spartan Mid Cap Index Fund	Past 1 year	Life of class		Inception Date
Institutional Class	17.19%	16.60%	[1]	Sep. 08, 2011
Fidelity Advantage Institutional Class	17.22%	16.62%	[1]	Sep. 08, 2011
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)	17.28%	16.73%	[1]	Sep. 08, 2011
[1]	From September 8, 2011.